DUE TO RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DUE TO RELATED PARTIES (Tables)
Schedule of Due to related parties
	September 30,	December 31,
	2021	2020
	(Unaudited)
Ms. Huang Li (3)	$60,585	$-
Mr. Yang Wang (1)	326,667	91,951
World Precision Medicine Technology Inc. (2)	600,000	-
Total	$987,252	$91,951

	December 31,	December 31,
	2020	2019
Mr. Jun Wang (1)	$-	$88,941
Mr. Yang Wang (2)	91,951	4,911
Total	$91,951	$93,852